Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

16. Leases

Right-of-use assets

Right-of-use assets represent the Group’s right to use the underlying leased assets.

EURm	Buildings	Other	Total
Acquisition cost as of January 1, 2019	898	77	975
Net additions	150	44	194
Acquisition cost as of December 31, 2019	1 048	121	1 169
Accumulated depreciation as of January 1, 2019	–	–	–
Impairment charges	(32)	–	(32)
Depreciation	(177)	(48)	(225)
Accumulated depreciation as of December 31, 2019	(209)	(48)	(257)
Net book value as of January 1, 2019	898	77	975
Net book value as of December 31, 2019	839	73	912

Amounts recognized in the income statement

EURm	2019
Depreciation expense on right-of-use assets	(225)
Expenses relating to short-term leases	(26)
Interest expense on lease liabilities	(28)
Income from subleasing leasehold and freehold properties(1)	9
Gains arising from sale and leaseback transactions	9
Total recognized in the income statement	(261)

(1) Sublease income comprises rent income from operating subleases and financial income on the net investment in the lease related to finance subleases.

Amounts recognized in the statement of cash flows

EURm	2019
Payment of principal portion of lease liabilities	(221)
Interest portion of lease liabilities	(28)
Total cash outflow for leases	(249)

Changes in lease liabilities reported in financing activities

EURm	2019
As of January 1, 2019	1 066
Cash flows	(221)
Non-cash changes:
Net additions	194
Other	(9)
As of December 31, 2019	1 030

The maturity analysis for lease liabilities is presented in Note 36, Financial risk management.